CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Sale of products	$ 4,802	$ 3,273	$ 1,663
Services rendered	843	639	581
Total revenues	5,645	3,912	2,244
Cost of revenues:
Cost of products sold	1,564	1,540	1,416
Cost of services rendered	456	420	358
Total cost of revenues	2,020	1,960	1,774
Gross profit	3,625	1,952	470
Research and development costs - net	643	494	861
Selling, general and administrative expenses:
Marketing and selling	1,244	921	739
General and administrative	656	802	896
Operating Profit (loss)	1,082	(265)	(2,026)
Financial income (expenses) - net	31	(291)	(125)
Profit (loss) before other expenses	1,113	(556)	(2,151)
Other income (expenses)	(24)	(307)	7
Profit (loss) before taxes on income	1,089	(863)	(2,144)
Taxes on income			3
Profit (loss) for the year before discontinued operation	1,089	(863)	(2,147)
Loss from discontinued operation		(1,946)	(5,530)
Net profit from disposal of discontinued operation		5,436
Total profit from disposal of discontinued operation		3,490	(5,530)
Profit (loss) for the year	$ 1,089	$ 2,627	$ (7,677)
Profit (loss) per share:
Basic earnings (loss) per share from continuing operations(1)	$ 0.016	$ (0.012)	$ (0.04)
Diluted earnings (loss) per share from continuing operations(1)	$ 0.015	$ (0.012)	$ (0.04)
Basic earnings (loss) per share from discontinued operations(1)		$ 0.05	$ (0.106)
Diluted earnings (loss) per share from discontinued operations(1)		$ 0.05	$ (0.106)
Weighted average number of shares used in Computation of loss per share -
Basic	69,653	69,653	52,527
Diluted	71,309	69,741	52,527